UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

BA Residential Securitization LLC
(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
__X__   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period from
January 1, 2009       to       December 31, 2011.

Date of Report (Date of earliest event reported) ______________________

Commission File Number of securitizer:    ______________________

Central Index Key Number of securitizer:  0001537007

Ketan Parekh,  646.855.1241
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1 (c) (1) [ X ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1 (c) (2) (i) [   ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1 (c) (2) (ii) [   ]

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

o	For Initial Filing Period -Securitizer has no activity to report for the initial period pursuant to
Rule 15Ga-1(c)(1)1. Footnote 1 below was revised.  No other changes were made.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

o	For Initial Filing Period – N/A

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

o	For Initial Filing Period – N/A

ITEM 2.01 – Exhibits.

The following is filed as an Exhibit to this Report under ABS-15G/A:
N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

BA Residential Securitization LLC
Depositor

By:     /s/ Ketan Parekh
Name:    Ketan Parekh
Title:      Vice President
(Senior Officer in Charge of Securitization)

1 In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G/A and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G/A by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction who might reasonably be expected to have received repurchase requests (such parties, “Demand Entities”), (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.  We followed up written requests made of Demand Entities as we deemed appropriate.   In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010. It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.